LOCAL AND FOREIGN CURRENCY - Non-Current Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT LIABILITIES
Other financial liabilities	$ 1,066,543,247	$ 1,044,325,833
Trade accounts and other accounts payable	2,534,836	2,392,555
Non-current accounts payable related companies	380,465	6,007,041
Other non-current provisions	53,723,373	53,487,790
Deferred tax liabilities	224,967,885	180,470,219
Employee benefits non-current provisions	20,160,468	18,473,946
Other non-financial liabilities	2,252,985	2,506,795
Total Non-current liabilities	1,370,563,259	1,307,664,179	$ 1,178,052,821
More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	1,056,609,706	39,864,902
Trade accounts and other accounts payable	2,534,836	2,392,555
Non-current accounts payable related companies	380,465	6,007,041
Other non-current provisions	53,723,373	490,107
Deferred tax liabilities	224,967,885	113,608,651
Employee benefits non-current provisions		15,499,538
Other non-financial liabilities	2,252,985
Total Non-current liabilities	1,360,629,718	177,862,794
More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	8,011,840	203,951,623
Other non-current provisions		52,997,683
Deferred tax liabilities		47,772,196
Employee benefits non-current provisions		249,254
Other non-financial liabilities		2,506,795
Total Non-current liabilities	8,011,840	307,477,551
Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	1,921,701	800,509,308
Deferred tax liabilities		19,089,372
Employee benefits non-current provisions		2,725,154
Total Non-current liabilities	1,921,701	822,323,834
United States of America, Dollars
NON-CURRENT LIABILITIES
Other financial liabilities	313,576,863	261,844,067
Total Non-current liabilities	313,576,863	261,844,067
United States of America, Dollars | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	310,800,461	1,509,143
Total Non-current liabilities	310,800,461	1,509,143
United States of America, Dollars | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	1,719,561	1,203,965
Total Non-current liabilities	1,719,561	1,203,965
United States of America, Dollars | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	1,056,841	259,130,959
Total Non-current liabilities	1,056,841	259,130,959
EUR
NON-CURRENT LIABILITIES
Other financial liabilities	1,021,007	1,126,166
Total Non-current liabilities	1,021,007	1,126,166
EUR | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	172,072	323,054
Total Non-current liabilities	172,072	323,054
EUR | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	622,056	357,058
Total Non-current liabilities	622,056	357,058
EUR | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	226,879	446,054
Total Non-current liabilities	226,879	446,054
UF
NON-CURRENT LIABILITIES
Other financial liabilities	529,672,470	531,337,039
Total Non-current liabilities	529,672,470	531,337,039
UF | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	528,074,358	32,606,024
Total Non-current liabilities	528,074,358	32,606,024
UF | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	1,598,112	12,349,672
Total Non-current liabilities	1,598,112	12,349,672
UF | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities		486,381,343
Total Non-current liabilities		486,381,343
CLP
NON-CURRENT LIABILITIES
Other financial liabilities	26,303,149	60,949,925
Trade accounts and other accounts payable	2,523,733	2,392,555
Deferred tax liabilities	102,389,788	96,033,323
Employee benefits non-current provisions	19,338,456	17,774,331
Total Non-current liabilities	150,555,126	177,150,134
CLP | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	26,303,149
Trade accounts and other accounts payable	2,523,733	2,392,555
Deferred tax liabilities	102,389,788	94,801,758
Employee benefits non-current provisions	19,338,456	14,799,923
Total Non-current liabilities	150,555,126	111,994,236
CLP | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities		8,500,000
Employee benefits non-current provisions		249,254
Total Non-current liabilities		8,749,254
CLP | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities		52,449,925
Deferred tax liabilities		1,231,565
Employee benefits non-current provisions		2,725,154
Total Non-current liabilities		56,406,644
BRL
NON-CURRENT LIABILITIES
Other financial liabilities	10,290,302	13,301,006
Non-current accounts payable related companies	380,465	6,007,041
Other non-current provisions	53,001,124	52,997,683
Deferred tax liabilities	60,256,153	47,772,196
Other non-financial liabilities	2,252,985	2,506,795
Total Non-current liabilities	126,181,028	122,584,721
BRL | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	5,580,210	5,421,424
Non-current accounts payable related companies	380,465	6,007,041
Other non-current provisions	53,001,124
Deferred tax liabilities	60,256,153
Other non-financial liabilities	2,252,985
Total Non-current liabilities	121,470,936	11,428,465
BRL | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	4,072,111	5,778,555
Other non-current provisions		52,997,683
Deferred tax liabilities		47,772,196
Other non-financial liabilities		2,506,795
Total Non-current liabilities	4,072,111	109,055,229
BRL | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	637,981	2,101,027
Total Non-current liabilities	637,981	2,101,027
ARS
NON-CURRENT LIABILITIES
Other financial liabilities	15,078	5,257
Trade accounts and other accounts payable	11,106
Other non-current provisions	722,249	490,107
Deferred tax liabilities	43,461,030	18,806,893
Employee benefits non-current provisions	18,574	5,242
Total Non-current liabilities	44,228,035	19,307,499
ARS | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	15,078	5,257
Trade accounts and other accounts payable	11,103
Other non-current provisions	722,249	490,107
Deferred tax liabilities	43,461,030	18,806,893
Employee benefits non-current provisions	18,574	5,242
Total Non-current liabilities	44,228,035	19,307,499
PYG
NON-CURRENT LIABILITIES
Deferred tax liabilities	18,860,914	17,857,807
Employee benefits non-current provisions	803,438	694,373
Total Non-current liabilities	19,664,352	18,552,180
PYG | More than 1 until 3 years
NON-CURRENT LIABILITIES
Deferred tax liabilities	18,860,914
Employee benefits non-current provisions	803,438	694,373
Total Non-current liabilities	19,664,352	694,373
PYG | Over Five Years
NON-CURRENT LIABILITIES
Deferred tax liabilities		17,857,807
Total Non-current liabilities		17,857,807
CHF
NON-CURRENT LIABILITIES
Other financial liabilities	185,664,378	175,762,373
Total Non-current liabilities	185,664,378	175,762,373
CHF | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	185,664,378
Total Non-current liabilities	$ 185,664,378
CHF | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities		175,762,373
Total Non-current liabilities		$ 175,762,373